Share-Based Compensation - Schedule of Share Option Activity (Details) - Stock Option [Member] - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Share Option Activity [Line Items]
Options, Granted		3,549,705
Weighted Average Exercise Price, Granted		$ 0.14
Options, Exercised		(438,173)
Weighted Average Exercise Price, Exercised		$ 0.14
Options, Cancelled/forfeited		(1,459,716)
Weighted Average Exercise Price, Cancelled/forfeited		$ 0.14
Options, Outstanding balance	30,838,928	32,490,744
Weighted Average Exercise Price, Outstanding balance	$ 0.14	$ 0.13
Weighted Average Remaining Contractual Life, Outstanding balance	5 years 11 months 23 days	5 years 3 months 3 days
Aggregate Intrinsic Value, Outstanding balance	$ 201,186,310	$ 304,071,390
Options, Exercisable		25,682,265
Weighted Average Exercise Price, Exercisable		$ 0.13
Weighted Average Remaining Contractual Life, Exercisable		4 years 6 months 10 days
Aggregate Intrinsic Value, Exercisable		$ 240,352,826